Stock-based Compensation - Summary of Classification of RSU's Expenses (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation-RSUs	$ 9,869	$ 5,329	$ 2,864
Cost of revenue [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation-RSUs	6
Research and development [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation-RSUs	22
Selling, general and administrative [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation-RSUs	18
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation-RSUs	$ 46